Revenues - Narrative (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disaggregation of Revenue [Line Items]
Remaining performance obligation	$ 31,900
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Disaggregation of Revenue [Line Items]
Remaining performance obligation	$ 29,500
Expected timing of satisfaction	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Disaggregation of Revenue [Line Items]
Remaining performance obligation	$ 2,300
Expected timing of satisfaction	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Disaggregation of Revenue [Line Items]
Remaining performance obligation	$ 136
Expected timing of satisfaction